Supplementary Financial Statements Information - Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Abstract]
Revenues	$ 2,757,511	$ 2,620,903	$ 2,572,357
Israel [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Abstract]
Revenues	1,745,132	1,600,763	1,571,035
United States [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Abstract]
Revenues	612,196	644,918	680,325
Europe [Member[
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Abstract]
Revenues	336,285	315,081	262,303
Africa [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Abstract]
Revenues	26,935	26,035	26,692
Japan [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Abstract]
Revenues	13,678	11,881	11,333
Other (mainly Asia pacific) [Member]
Schedule of Revenues Classified by Geographic Area (Based on the Location of Customers) [Abstract]
Revenues	$ 23,285	$ 22,225	$ 20,669